Related party transactions and balances (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Azucar [Member]
IfrsStatementLineItems [Line Items]
Administrative services fees included in other income	$ 185,068	$ 412,812	$ 935,872
Amounts receivable, related party transactions	64,006	15,063
Almadex [Member]
IfrsStatementLineItems [Line Items]
Administrative services fees included in other income	1,191,360	969,532	468,227
Amounts receivable, related party transactions	117,044	69,298
Almadex [Member] | Drill Equipment [Member]
IfrsStatementLineItems [Line Items]
Outstanding commitments made on behalf of entity, related party transactions	80,727	72,130
Chairmans Daughter [Member]
IfrsStatementLineItems [Line Items]
Related party, salary contracted	$ 48,800	$ 41,300	$ 41,300